UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3916

Name of Registrant: Vanguard Specialized Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: April 30, 2012

Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments
As of April 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)
Australia (30.3%)
1	OZ Minerals Ltd.	18,500,000	178,130
*,1 Aquila Resources Ltd.		34,165,000	171,174
	Iluka Resources Ltd.	8,800,000	153,724
1	Medusa Mining Ltd.	25,250,000	150,078
*,1 St. Barbara Ltd.		51,000,000	120,880
*,1 Resolute Mining Ltd.		51,965,029	90,485
*,1 Discovery Metals Ltd.		42,000,000	75,517
*,1 Cudeco Ltd.		14,576,547	51,567
*	Ivanhoe Australia Ltd.	24,100,000	31,250
*,^,
1 Galaxy Resources Ltd.		40,893,638	28,794
1	Panoramic Resources Ltd.	19,700,000	22,065
*,1 Equatorial Resources Ltd.		6,842,416	19,327
*,1 Glory Resources Ltd.		33,500,000	12,920
*	Papillon Resources Ltd.	6,500,000	7,964
*,1 Reed Resources Ltd.		24,000,000	5,109
*	Gindalbie Metals Ltd.	8,000,000	4,842
*,1 Apex Minerals NL		24,973,611	4,424
*,1 Speewah Metals Ltd.		13,500,000	3,036
*,1 Kumarina Resources Ltd.		9,300,000	2,422
*,1 Drummond Gold Ltd.		35,000,000	328
*	Reed Resources Rights Expire 05/02/2012	18,000,000	94
*	Zambezi Resources Ltd.	4,895,833	50
*	MIL Resources Ltd.	2,685,873	25
			1,134,205
Belgium (4.2%)
^	Umicore SA	2,900,000	157,483

Canada (28.6%)
1	Centerra Gold Inc.	18,400,000	238,230
*,1 Alacer Gold Corp.		22,235,400	180,071
*,1 Harry Winston Diamond Corp.		11,450,000	163,431
1	Nevsun Resources Ltd.	38,500,000	141,864
	Eldorado Gold Corp.	9,650,000	136,762
	Potash Corp. of Saskatchewan Inc.	2,450,000	104,166
	Pan American Silver Corp.	2,781,824	54,273
	SEMAFO Inc.	7,500,000	38,113
*	Belo Sun Mining Corp.	4,884,600	5,538
*	Bear Creek Mining Corp.	750,000	2,543
*	NovaGold Resources Inc.	200,000	1,434
*	Lake Shore Gold Corp.	1,000,000	972
*	Claude Resources Inc.	400,000	360
			1,067,757

France (5.6%)
^ Imerys SA		3,650,000	207,978

Germany (5.7%)
* K&S AG		4,250,000	212,425

Indonesia (0.1%)
Vale Indonesia Tbk PT		6,500,000	2,183

Ireland (0.3%)
* Kenmare Resources plc		13,627,035	11,213

Papua New Guinea (0.0%)
* Bougainville Copper Ltd.		2,000,000	1,483

Russia (0.7%)
Uralkali OJSC GDR		650,000	24,596

Singapore (3.2%)
Noble Group Ltd.		127,180,353	120,709

United Kingdom (10.7%)
1 Hochschild Mining plc		40,500,000	330,850
Petropavlovsk plc		9,000,000	69,830
			400,680
United States (9.6%)
Newmont Mining Corp.		5,400,000	257,310
1 AMCOL International Corp.		3,080,000	101,517
			358,827
Total Common Stocks (Cost $3,533,220)			3,699,539
Precious Metals (0.1%)
* Platinum Bullion (In Troy Ounces)		2,009	3,150
Total Precious Metals (Cost $1,213)			3,150
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (4.3%)
Money Market Fund (4.3%)
[2,3] Vanguard Market Liquidity Fund (Cost
$162,041)	0.137%	162,041,224	162,041
Total Investments (103.4%) (Cost $3,696,474)			3,864,730
Other Assets and Liabilities-Net (-3.4%)[3]			(125,878)
Net Assets (100%)			3,738,852

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $117,507,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $126,888,000 of collateral received for securities on loan.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	1,426,584	—	—
Common Stocks—Other	—	2,272,955	—
Precious Metals	3,150	—	—
Temporary Cash Investments	162,041	—	—
Total	1,591,775	2,272,955	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Jan. 31, 2012				Apr. 30, 2012
	Market	Purchases Proceeds from		Dividend	Market
	Value	at Cost Securities Sold		Income	Value
	($000)	($000)	($000)	($000)	($000)
Alacer Gold Corp.	239,924	—	25,663	—	180,071
AMCOL International Corp.	87,965	—	—	554	101,517
Apex Minerals NL	3,979	3,886	—	—	4,424
Aquila Resources Ltd.	211,654	5,297	—	—	171,174
Centerra Gold Inc.	375,144	—	8,264	—	238,230
Cudeco Ltd.	55,382	—	—	—	51,567
Discovery Metals Ltd.	40,996	28,824	—	—	75,517
Drummond Gold Ltd	929	—	—	—	328
Equatorial Resources Ltd.	15,509	1,591	—	—	19,327
Galaxy Resources Ltd.	24,581	34,692	—	—	28,794
Glory Resources Ltd.	8,711	—	—	—	12,920
Harry Winston Diamond Corp.	111,135	27,489	—	—	163,431
Hochschild Mining plc	315,742	—	—	—	330,850
Kumarina Resources Ltd.	2,567	—	—	—	2,422
Medusa Mining Ltd.	144,972	—	—	1,124	150,078
Minefinders Corp.	172,996	—	27,650	—	—
Nevsun Resources Ltd.	253,032	—	—	—	141,864
NovaGold Resources Inc.	219,420	—	164,526	—	NA1
OZ Minerals Ltd.	199,102	18,577	2,920	5,645	178,130
Panoramic Resources Ltd.	27,580	—	—	413	22,065
Reed Resources Ltd.	9,921	—	—	—	5,109
Resolute Mining Ltd.	112,781	—	—	—	90,485
SEMAFO Inc.	98,225	—	37,720	—	NA1
Speewah Metals Ltd.	3,430	—	—	—	3,036
St. Barbara Ltd.	126,529	—	—	—	120,880
	2,862,206			7,736	2,092,219

1 Not applicable — At April 30, 2012, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. At April 30, 2012, the cost of investment securities for tax purposes was $3,919,947,000. Net unrealized depreciation of investment securities for tax purposes was $55,217,000, consisting of unrealized gains of $390,216,000 on securities that had risen in value since their purchase and $445,433,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of April 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (93.2%)
United States (72.8%)
Biotechnology (8.8%)
	Amgen Inc.	11,958,355	850,359
*	Gilead Sciences Inc.	7,242,100	376,662
*	Biogen Idec Inc.	2,220,000	297,502
*	Vertex Pharmaceuticals Inc.	2,643,700	101,730
*	Regeneron Pharmaceuticals Inc.	692,200	93,627
*	United Therapeutics Corp.	1,787,000	78,181
*	Onyx Pharmaceuticals Inc.	1,452,700	66,112
*	Cubist Pharmaceuticals Inc.	1,323,142	55,942
*	Ironwood Pharmaceuticals Inc. Class A	2,000,000	26,420
*	Alkermes plc	787,900	13,631
			1,960,166
Chemicals (1.1%)
	Sigma-Aldrich Corp.	3,380,000	239,642

Food & Staples Retailing (1.7%)
	Walgreen Co.	10,344,700	362,685
	CVS Caremark Corp.	300,000	13,386
			376,071
Health Care Equipment & Supplies (9.3%)
	Medtronic Inc.	10,901,100	416,422
	St. Jude Medical Inc.	9,110,900	352,774
*	Boston Scientific Corp.	46,800,000	292,968
	Becton Dickinson and Co.	3,102,500	243,391
	Baxter International Inc.	3,900,000	216,099
	Zimmer Holdings Inc.	2,400,000	151,032
*	CareFusion Corp.	4,734,654	122,675
	Covidien plc	2,150,000	118,744
	DENTSPLY International Inc.	2,485,400	102,051
*	NuVasive Inc.	1,680,103	27,839
	STERIS Corp.	803,083	25,225
			2,069,220
Health Care Providers & Services (23.4%)
	UnitedHealth Group Inc.	18,685,100	1,049,168
	McKesson Corp.	9,389,900	858,331
	WellPoint Inc.	7,902,400	535,941
	Humana Inc.	6,210,094	501,030
	Quest Diagnostics Inc.	6,185,400	356,836
	Cigna Corp.	7,610,600	351,838
	Cardinal Health Inc.	6,236,708	263,626
1	Coventry Health Care Inc.	8,427,500	252,741
*	Laboratory Corp. of America Holdings	2,681,360	235,665
	Universal Health Services Inc. Class B	4,120,800	175,999
*	Health Net Inc.	3,663,458	130,456
*,1 Health Management Associates Inc. Class A		15,556,900	112,010
	Aetna Inc.	2,350,000	103,494

	HCA Holdings Inc.	3,300,000	88,836
	Owens & Minor Inc.	3,000,000	87,720
*	DaVita Inc.	354,600	31,410
*	Tenet Healthcare Corp.	5,600,000	29,064
*	Vanguard Health Systems Inc.	2,556,780	22,704
*	WellCare Health Plans Inc.	349,000	21,352
*	HealthSouth Corp.	386,000	8,642
			5,216,863
Health Care Technology (2.2%)
*	Cerner Corp.	5,800,000	470,322
*	Allscripts Healthcare Solutions Inc.	2,439,400	27,029
			497,351
Life Sciences Tools & Services (0.3%)
*	PAREXEL International Corp.	2,740,400	73,826

Machinery (0.2%)
	Pall Corp.	974,600	58,096

Pharmaceuticals (25.8%)
	Merck & Co. Inc.	35,590,648	1,396,577
*,1 Forest Laboratories Inc.		25,903,000	902,201
	Pfizer Inc.	38,083,888	873,264
	Abbott Laboratories	12,100,000	750,926
	Eli Lilly & Co.	15,864,300	656,623
	Bristol-Myers Squibb Co.	11,803,061	393,868
	Johnson & Johnson	4,500,000	292,905
	Perrigo Co.	2,009,100	210,755
*	Watson Pharmaceuticals Inc.	1,700,000	128,112
*	Salix Pharmaceuticals Ltd.	1,554,300	76,782
*	Hospira Inc.	1,895,070	66,555
			5,748,568
Total United States			16,239,803
International (20.4%)
Belgium (1.2%)
^	UCB SA	5,821,811	272,233

France (0.4%)
	Sanofi	671,976	51,327
	Ipsen SA	1,400,000	37,317
			88,644
Germany (1.0%)
^	Bayer AG	2,694,656	189,878
	Fresenius Medical Care AG & Co. KGaA	611,950	43,456
			233,334
Ireland (0.5%)
*	Elan Corp. plc ADR	8,894,800	122,659

Israel (0.6%)
	Teva Pharmaceutical Industries Ltd. ADR	2,950,000	134,933

Japan (7.5%)
	Astellas Pharma Inc.	14,365,700	582,609

Takeda Pharmaceutical Co. Ltd.			5,599,900	244,352
Eisai Co. Ltd.			5,793,700	226,437
Daiichi Sankyo Co. Ltd.			13,001,500	223,280
Shionogi & Co. Ltd.			11,466,234	149,561
Mitsubishi Tanabe Pharma Corp.			7,100,000	98,551
Chugai Pharmaceutical Co. Ltd.			5,321,700	95,781
Ono Pharmaceutical Co. Ltd.			960,000	54,356
				1,674,927
Norway (0.1%)
* Algeta ASA			565,247	13,369

Switzerland (5.7%)
Roche Holding AG			4,273,977	781,114
Novartis AG			4,969,880	274,418
Roche Holding AG (Bearer)			664,320	127,402
Novartis AG ADR			1,461,400	80,626
				1,263,560
United Kingdom (3.4%)
AstraZeneca plc			14,181,500	621,455
GlaxoSmithKline plc ADR			2,742,381	126,780
				748,235
Total International				4,551,894
Total Common Stocks (Cost $12,727,439)				20,791,697

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (7.9%)
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund	0.137%		247,883,000	247,883

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (5.0%)
Bank of America Securities, LLC
(Dated 4/30/12, Repurchase Value
$138,001,000, collateralized by Federal
National Mortgage Assn. 4.000%, 11/1/41)	0.200%	5/1/12	138,000	138,000
HSBC Bank USA
(Dated 4/30/12, Repurchase Value
$384,702,000, collateralized by Federal
National Mortgage Assn., 3.500%-4.000%,
4/1/32-4/1/42)	0.210%	5/1/12	384,700	384,700
BNP Paribas Securities Corp.
(Dated 4/30/12, Repurchase Value
$327,202,000, collateralized by
Government National Mortgage Assn.,
6.000%, 5/15/24)	0.210%	5/1/12	327,200	327,200

UBS Securities LLC
(Dated 4/30/12, Repurchase Value
$264,902,000, collateralized by Federal
National Mortgage Assn., 4.000%-4.500%,
8/1/41-3/1/42 and Federal Home Loan
Mortgage Corp. 4.000%-4.500%, 8/1/40-
5/1/42)	0.210%	5/1/12	264,900	264,900
				1,114,800
Commercial Paper (1.8%)
General Electric Capital Corp.	0.200%	5/22/12	200,000	199,978
General Electric Capital Corp.	0.230%	8/8/12	200,000	199,862
				399,840
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.078%	5/3/12	5,000	5,000
Total Temporary Cash Investments (Cost $1,767,533)				1,767,523
Total Investments (101.1%) (Cost $14,494,972)				22,559,220
Other Assets and Liabilities-Net (-1.1%)[3]				(248,057)
Net Assets (100%)				22,311,163

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $234,288,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $247,883,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks- U.S	16,239,803	—	—
Common Stocks - International	464,998	4,086,896	—
Temporary Cash Investments	247,883	1,519,640	—
Forward Currency Contracts—Liabilities	—	(1,215)	—
Total	16,952,684	5,605,321	—

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Jan. 31, 2012				Apr. 30, 2012
	Market	Purchases	Proceeds from	Dividend	Market
	Value	at Cost	Securities Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Coventry Health Care Inc.	256,422	—	3,254	1,053	252,741
Forest Laboratories Inc.	823,198	—	—	—	902,201
Health Management Associates Inc. Class A	99,720	—	—	—	112,010
Health Net Inc.	174,112	—	37,048	—	NA1
	1,353,452			1,053	1,266,952

1 Not applicable — At April 30, 2012, the security was still held, but the issuer was no longer an affiliated company of the fund.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	5/23/12	USD	238,797	JPY	19,062,436	(1,215)
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2012, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

F. At April 30, 2012, the cost of investment securities for tax purposes was $14,518,438,000. Net unrealized appreciation of investment securities for tax purposes was $8,040,782,000, consisting of unrealized gains of $8,508,634,000 on securities that had risen in value since their purchase and $467,852,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Fund

Schedule of Investments
As of April 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (96.9%)[1]
United States (55.0%)
Energy Equipment & Services (9.8%)
	Schlumberger Ltd.	4,156,364	308,153
	Baker Hughes Inc.	5,493,250	242,307
	Halliburton Co.	6,354,062	217,436
	National Oilwell Varco Inc.	1,379,576	104,517
*	SEACOR Holdings Inc.	919,408	85,440
*	Weatherford International Ltd.	5,495,000	78,414
	Noble Corp.	1,689,825	64,315
	Transocean Ltd.	1,075,802	54,210
	Bristow Group Inc.	1,088,111	53,154
	Helmerich & Payne Inc.	44,100	2,266
*	Superior Energy Services Inc.	82,100	2,210
*	Nabors Industries Ltd.	127,700	2,126
			1,214,548
Exchange-Traded Fund (0.6%)
^,2 Vanguard Energy ETF		663,000	69,025

Oil, Gas & Consumable Fuels (44.6%)
	Exxon Mobil Corp.	12,356,219	1,066,836
	Chevron Corp.	5,913,335	630,125
	Occidental Petroleum Corp.	5,172,641	471,848
	CONSOL Energy Inc.	8,143,800	270,700
	ConocoPhillips	3,372,709	241,587
	Anadarko Petroleum Corp.	2,738,630	200,495
	EOG Resources Inc.	1,706,836	187,428
	Devon Energy Corp.	2,657,805	185,648
*	Denbury Resources Inc.	9,681,944	184,344
	Range Resources Corp.	2,743,300	182,868
	Noble Energy Inc.	1,728,492	171,674
	Cabot Oil & Gas Corp.	4,652,562	163,491
	Apache Corp.	1,413,175	135,580
	Chesapeake Energy Corp.	6,786,137	125,136
	Pioneer Natural Resources Co.	1,041,530	120,630
	Valero Energy Corp.	4,843,812	119,642
	Hess Corp.	2,082,739	108,594
*	WPX Energy Inc.	5,302,900	93,172
	Marathon Petroleum Corp.	2,173,195	90,427
*	Southwestern Energy Co.	2,578,805	81,439
*	Newfield Exploration Co.	2,237,203	80,316
	Marathon Oil Corp.	2,722,991	79,893
	EQT Corp.	1,538,100	76,628
	El Paso Corp.	2,549,800	75,653
*	Cobalt International Energy Inc.	2,630,417	70,390
	Peabody Energy Corp.	2,089,500	65,004
*	Whiting Petroleum Corp.	1,023,000	58,516
	QEP Resources Inc.	1,683,949	51,883
*	Gran Tierra Energy Inc.	7,632,200	49,215
*	Ultra Petroleum Corp.	2,285,936	45,170

	Sunoco Inc.	488,900	24,098
*	Kosmos Energy Ltd.	1,835,699	22,359
^	EXCO Resources Inc.	1,563,538	11,476
	Energen Corp.	69,661	3,649
	Murphy Oil Corp.	52,000	2,858
	HollyFrontier Corp.	83,800	2,583
*	Continental Resources Inc.	26,200	2,338
*	Plains Exploration & Production Co.	56,600	2,312
*	Concho Resources Inc.	7,300	782
	Williams Cos. Inc.	10,200	347
	Spectra Energy Corp.	10,800	332
			5,557,466
Total United States			6,841,039
International (41.9%)
Argentina (0.6%)
	YPF SA ADR	5,065,100	73,849

Australia (0.2%)
	Oil Search Ltd.	3,897,262	29,586
	Woodside Petroleum Ltd.	19,415	702
			30,288
Austria (0.0%)
	OMV AG	71,504	2,419

Brazil (1.8%)
	Petroleo Brasileiro SA ADR	7,739,850	182,196
*	OGX Petroleo e Gas Participacoes SA	4,265,200	29,783
*	HRT Participacoes em Petroleo SA	33,100	9,603
	Petroleo Brasileiro SA Prior Pfd.	393,744	4,354
	Petroleo Brasileiro SA	261,732	3,063
	Petroleo Brasileiro SA ADR Type A	2,450	54
			229,053
Canada (11.6%)
	Canadian Natural Resources Ltd.	7,481,918	259,997
	Suncor Energy Inc.	5,768,512	190,592
	Encana Corp.	8,748,100	183,185
	Cenovus Energy Inc.	4,335,000	157,144
	TransCanada Corp.	1,833,696	80,673
	Progress Energy Resources Corp.	6,321,600	69,561
	Pacific Rubiales Energy Corp.	2,112,300	60,599
	Cameco Corp.	2,659,500	58,775
	Talisman Energy Inc.	4,484,000	58,646
*	Tourmaline Oil Corp.	2,242,800	54,058
	Penn West Petroleum Ltd.	2,328,421	39,909
*	Celtic Exploration Ltd.	2,660,800	39,002
*,3 Crescent Point Energy Corp.		857,600	37,469
	Imperial Oil Ltd.	798,977	37,224
*	Canadian Oil Sands Ltd.	1,481,900	32,705
	Petrominerales Ltd.	1,476,480	21,598
	Niko Resources Ltd.	465,135	19,597
*	MEG Energy Corp.	274,017	11,930
*	Athabasca Oil Sands Corp.	818,000	9,605
	Suncor Energy Inc.	176,134	5,818
	Imperial Oil Ltd.	72,900	3,394
	Nexen Inc.	161,400	3,119

Canadian Natural Resources Ltd.	68,478	2,379
Enbridge Inc.	34,150	1,431
Cenovus Energy Inc.	36,539	1,326
^ Crescent Point Energy Corp.	29,600	1,293
Pembina Pipeline Corp.	18,700	566
		1,441,595
China (2.5%)
PetroChina Co. Ltd. ADR	1,174,700	174,819
Beijing Enterprises Holdings Ltd.	12,960,500	72,325
China Shenhua Energy Co. Ltd.	11,974,500	52,880
CNOOC Ltd.	2,881,717	6,090
PetroChina Co. Ltd.	2,610,000	3,893
China Petroleum & Chemical Corp.	3,532,000	3,751
China Coal Energy Co. Ltd.	1,898,000	2,169
		315,927
France (2.8%)
Total SA ADR	6,972,700	335,457
Total SA	273,937	13,150
Technip SA	11,028	1,252
		349,859
India (0.7%)
Reliance Industries Ltd.	5,979,209	84,349
Oil & Natural Gas Corp. Ltd.	415,585	2,126
		86,475
Italy (1.8%)
ENI SPA ADR	4,318,050	192,412
ENI SPA	1,198,713	26,636
		219,048
Japan (1.7%)
Inpex Corp.	29,843	197,039
JX Holdings Inc.	546,100	3,081
TonenGeneral Sekiyu KK	236,000	2,207
Japan Petroleum Exploration Co.	41,500	1,893
Idemitsu Kosan Co. Ltd.	20,500	1,888
		206,108
Netherlands (0.0%)
SBM Offshore NV	118,965	2,166

Norway (1.8%)
Statoil ASA ADR	5,100,000	137,241
^,4 Nordic American Tankers Ltd.	3,025,308	43,927
* Petroleum Geo-Services ASA	2,128,238	32,196
Statoil ASA	194,710	5,225
Seadrill Ltd.	12,332	478
		219,067
Poland (0.0%)
Polskie Gornictwo Naftowe i Gazownictwo SA	1,691,427	2,191

Portugal (0.3%)
Galp Energia SGPS SA Class B	2,325,572	36,612

Russia (3.0%)
Gazprom OAO ADR	17,686,254	204,843
Rosneft Oil Co. GDR	10,893,435	78,003
Lukoil OAO ADR	1,132,300	69,660

Lukoil OAO ADR	89,143	5,484
Tatneft ADR	76,512	2,840
AK Transneft OAO Prior Pfd.	1,160	2,177
Surgutneftegas OJSC ADR	180,170	1,805
Surgutneftegas OJSC Prior Pfd.	2,246,200	1,496
Gazprom OAO	124,674	718
		367,026
South Africa (0.0%)
Sasol Ltd.	100,105	4,759

South Korea (0.0%)
GS Holdings	5,687	297

Spain (0.7%)
Repsol YPF SA	4,695,098	90,264

Thailand (0.1%)
PTT PCL (Foreign)	265,500	3,028
PTT Exploration & Production PCL (Foreign)	438,800	2,528
		5,556
Turkey (0.0%)
Tupras Turkiye Petrol Rafinerileri AS	97,299	2,037

United Kingdom (12.3%)
BP plc ADR	10,726,100	465,620
Royal Dutch Shell plc ADR	6,397,100	457,649
BG Group plc	10,804,069	254,925
Royal Dutch Shell plc Class B	4,414,243	161,537
Ensco plc ADR	2,469,306	134,948
BP plc	2,386,067	17,237
Royal Dutch Shell plc Class A	425,028	15,159
Cairn Energy plc	2,689,711	15,070
Royal Dutch Shell plc Class A (Amsterdam Shares)	102,360	3,651
Petrofac Ltd.	101,457	2,865
AMEC plc	139,512	2,576
Tullow Oil plc	21,457	535
		1,531,772
Total International		5,216,368
Total Common Stocks (Cost $8,237,746)		12,057,407

Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (3.7%)[1]
Money Market Fund (1.3%)
[5,6] Vanguard Market Liquidity Fund	0.137%	162,798,721	162,799

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
Repurchase Agreement (2.3%)
Deutsche Bank Securities, Inc.
(Dated 4/30/12, Repurchase value
290,202,000, collateralized by Federal
National Mortgage Assn. 3.500%-7.000%,
11/01/22-8/01/47)	0.210%	5/1/12	290,200	290,200

U.S. Government and Agency Obligations (0.1%)
[7,8] Federal Home Loan Bank Discount Notes	0.100%	7/11/12	4,000	3,999
[7,8] Federal Home Loan Bank Discount Notes	0.130%	7/20/12	4,000	3,999
[7,8] Federal Home Loan Bank Discount Notes	0.120%	7/27/12	100	100
7	United States Treasury Note/Bond	1.875%	6/15/12	1,000	1,002
7	United States Treasury Note/Bond	1.375%	9/15/12	1,000	1,004
10,104
Total Temporary Cash Investments (Cost $463,104)	463,103
Total Investments (100.6%) (Cost $8,700,850)	12,520,510
Other Assets and Liabilities-Net (-0.6%)[6]	(71,951)
Net Assets (100%)	12,448,559

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $24,639,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.0% and 2.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of this security represented 0.3% of net assets.
4 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $25,548,000 of collateral received for securities on loan.
7 Securities with a value of $10,054,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Energy Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	6,841,039	—	—
Common Stocks—International	3,649,101	1,567,267	—
Temporary Cash Investments	162,799	300,304	—
Futures Contracts—Assets[1]	22	—	—
Futures Contracts—Liabilities[1]	(560)	—	—
Total	10,652,401	1,867,571	—
1 Represents variation margin on the last day of the reporting period.

Energy Fund

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2012	12	836	—
S&P 500 Index	June 2012	415	144,586	1,028

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2012		from		April 30, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Nordic American Tankers Ltd.	43,932	—	2,185	951	43,927

F. At April 30, 2012, the cost of investment securities for tax purposes was $8,714,745,000. Net unrealized appreciation of investment securities for tax purposes was $3,805,765,000, consisting of unrealized gains of $4,205,896,000 on securities that had risen in value since their purchase and $400,131,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of April 30, 2012

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (99.4%)[1]
Diversified REITs (5.9%)
2	Vornado Realty Trust	10,091,295	866,237
2	Liberty Property Trust	7,052,279	257,056
2	Washington REIT	4,015,372	118,654
	PS Business Parks Inc.	1,173,105	80,064
	American Assets Trust Inc.	2,029,384	47,711
2	Cousins Properties Inc.	5,672,886	44,589
2	Investors Real Estate Trust	4,988,072	36,014
2	Winthrop Realty Trust	1,806,213	19,272
2	CapLease Inc.	3,826,271	15,879
			1,485,476
Industrial REITs (5.1%)
2	Prologis Inc.	27,849,857	996,468
2	DCT Industrial Trust Inc.	14,968,210	88,762
2	EastGroup Properties Inc.	1,645,832	82,785
*,2 First Industrial Realty Trust Inc.		5,001,274	61,716
2	First Potomac Realty Trust	3,056,527	38,023
	Monmouth Real Estate Investment Corp. Class A	1,758,777	18,045
			1,285,799
Office REITs (16.0%)
2	Boston Properties Inc.	8,972,016	971,221
^,2 Digital Realty Trust Inc.		6,378,484	478,960
2	SL Green Realty Corp.	5,235,679	431,629
2	Alexandria Real Estate Equities Inc.	3,765,230	282,091
2	Duke Realty Corp.	15,371,110	227,800
2	Kilroy Realty Corp.	4,076,175	193,414
2	Piedmont Office Realty Trust Inc. Class A	10,503,381	186,330
2	BioMed Realty Trust Inc.	9,348,918	185,296
2	Douglas Emmett Inc.	7,379,551	171,501
2	Highwoods Properties Inc.	4,410,958	153,193
2	Mack-Cali Realty Corp.	5,296,089	152,104
2	DuPont Fabros Technology Inc.	3,810,601	103,458
2	Corporate Office Properties Trust	4,374,926	103,030
2	Brandywine Realty Trust	8,237,146	97,693
2	Lexington Realty Trust	8,441,101	75,126
	CommonWealth REIT	3,538,145	66,340
	Government Properties Income Trust	2,287,692	53,120
2	Franklin Street Properties Corp.	4,536,378	45,681
2	Coresite Realty Corp.	1,206,307	30,049
	Hudson Pacific Properties Inc.	1,224,349	19,381
2	Parkway Properties Inc.	1,336,013	13,213
			4,040,630
Residential REITs (18.0%)
2	Equity Residential	18,027,372	1,107,602
2	AvalonBay Communities Inc.	5,778,557	840,202
2	UDR Inc.	13,312,147	350,509
2	Essex Property Trust Inc.	2,073,860	327,608
2	Camden Property Trust	4,735,944	320,481
2	BRE Properties Inc.	4,576,769	240,280

2	Apartment Investment & Management Co.	7,348,613	199,515
2	American Campus Communities Inc.	4,306,273	191,414
2	Home Properties Inc.	2,933,347	179,081
2	Equity Lifestyle Properties Inc.	2,355,504	164,744
2	Mid-America Apartment Communities Inc.	2,298,782	156,478
2	Post Properties Inc.	3,152,888	153,546
2	Colonial Properties Trust	5,045,355	112,864
2	Sun Communities Inc.	1,492,596	65,301
2	Education Realty Trust Inc.	5,590,394	63,004
2	Associated Estates Realty Corp.	2,572,356	43,550
2	Campus Crest Communities Inc.	1,865,441	21,732
			4,537,911
Retail REITs (27.4%)
2	Simon Property Group Inc.	17,854,602	2,778,176
2	Macerich Co.	8,018,580	493,704
2	Kimco Realty Corp.	24,731,546	480,039
	General Growth Properties Inc.	25,580,060	455,325
2	Federal Realty Investment Trust	3,858,836	388,430
2	Realty Income Corp.	8,095,549	318,479
2	Taubman Centers Inc.	3,519,928	271,668
2	Regency Centers Corp.	5,464,539	245,686
	DDR Corp.	13,466,054	199,298
2	Weingarten Realty Investors	6,976,733	185,302
2	National Retail Properties Inc.	6,284,069	172,058
2	Tanger Factory Outlet Centers	5,268,809	165,019
2	CBL & Associates Properties Inc.	8,565,882	159,582
2	Glimcher Realty Trust	8,289,865	81,987
	Equity One Inc.	3,832,695	79,643
2	Acadia Realty Trust	2,588,065	59,991
	Alexander's Inc.	124,104	48,355
2	Inland Real Estate Corp.	5,405,381	46,486
2	Pennsylvania REIT	3,214,135	45,287
2	Retail Opportunity Investments Corp.	2,959,862	35,962
	Saul Centers Inc.	761,429	30,465
2	Ramco-Gershenson Properties Trust	2,367,521	28,505
	Getty Realty Corp.	1,622,652	25,670
	Urstadt Biddle Properties Inc. Class A	1,199,579	23,080
2	Excel Trust Inc.	1,747,870	20,957
2	Kite Realty Group Trust	3,669,792	18,753
2	Cedar Realty Trust Inc.	3,512,763	18,337
*,^ Rouse Properties Inc.		1,187,659	15,962
	Urstadt Biddle Properties Inc.	69,255	1,342
			6,893,548
Specialized REITs (27.0%)
2	Public Storage	8,836,538	1,265,922
2	Ventas Inc.	17,498,161	1,028,717
2	HCP Inc.	24,782,949	1,027,253
2	Health Care REIT Inc.	12,779,311	724,076
2	Host Hotels & Resorts Inc.	42,920,624	714,199
2	Extra Space Storage Inc.	5,891,520	178,808
	Hospitality Properties Trust	5,507,021	151,884
	Senior Housing Properties Trust	6,784,657	149,805
2	LaSalle Hotel Properties	5,092,072	149,758
2	Entertainment Properties Trust	2,839,744	136,279
^,2 Omega Healthcare Investors Inc.		6,269,811	134,237
2	RLJ Lodging Trust	5,814,295	109,192

2	DiamondRock Hospitality Co.			10,179,825	108,212
2	Healthcare Realty Trust Inc.			4,730,528	101,612
2	Sovran Self Storage Inc.			1,692,861	89,214
2	CubeSmart			7,076,347	88,879
2	Medical Properties Trust Inc.			7,978,861	74,842
2	Pebblebrook Hotel Trust			3,093,371	74,488
*,2 Sunstone Hotel Investors Inc.				7,212,246	73,565
2	National Health Investors Inc.			1,432,967	70,889
*	Strategic Hotels & Resorts Inc.			9,814,676	66,838
2	LTC Properties Inc.			1,844,003	61,368
2	Hersha Hospitality Trust Class A			9,295,094	53,447
2	Sabra Health Care REIT Inc.			2,240,681	37,509
2	Chesapeake Lodging Trust			1,856,986	33,611
*,2 FelCor Lodging Trust Inc.				7,192,704	30,353
2	Universal Health Realty Income Trust			731,239	29,571
	Ashford Hospitality Trust Inc.			3,307,712	28,248
2	Summit Hotel Properties Inc.			1,656,865	13,851
					6,806,627
Total Real Estate Investment Trusts (Cost $20,597,327)					25,049,991
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
[3,4] Vanguard Market Liquidity Fund		0.137%		215,288,736	215,289

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
5	Fannie Mae Discount Notes	0.170%	9/17/12	2,000	1,999
	United States Treasury Note/Bond	0.625%	6/30/12	2,000	2,001
					4,000
Total Temporary Cash Investments (Cost $219,289)					219,289
Total Investments (100.3%) (Cost $20,816,616)					25,269,280
Other Assets and Liabilities-Net (-0.3%)[4]					(78,801)
Net Assets (100%)					25,190,479

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $54,824,000.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $56,352,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

REIT Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	25,049,991	—	—
Temporary Cash Investments	215,289	4,000	—
Swap Contract—Asset	—	3,172	—
Total	25,265,280	7,172	—

C. Swap Contracts: The fund enters into swap transactions to earn the total return on a specified security or index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level,

REIT Index Fund

triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Total Return Swaps
				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)[2]	($000)
Senior Housing Properties Trust	7/11/12	GSI	67,797	(0.591%)	1,805
Hospitality Properties Trust	8/30/12	GSI	55,260	(0.589%)	796
CommonWealth REIT	7/2/12	GSI	29,252	(0.591%)	571

1 GSI—Goldman Sachs International.
Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35%
2 spread.

At April 30, 2012, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31, 2012				April 30, 2012
	Market	Purchases	Proceeds from	Dividend	Market
	Value	at Cost	Securities Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	51,097	4,411	911	452	59,991
Alexandria Real Estate Equities Inc.	255,999	21,174	4,419	1,784	282,091
American Campus Communities Inc.	169,885	17,202	2,609	1,356	191,414
Apartment Investment & Management Co.	169,368	14,538	2,830	1,261	199,515
Associated Estates Realty Corp.	39,638	3,723	538	455	43,550
AvalonBay Communities Inc.	730,160	68,227	11,578	5,421	840,202
BioMed Realty Trust Inc.	163,067	13,739	2,907	1,918	185,296
Boston Properties Inc.	872,582	75,027	13,738	4,773	971,221
Brandywine Realty Trust	82,324	7,125	1,473	1,213	97,693
BRE Properties Inc.	221,085	18,882	3,217	1,698	240,280
Camden Property Trust	286,927	23,857	5,166	2,603	320,481
Campus Crest Communities Inc.	18,730	1,520	245	288	21,732
CapLease Inc.	15,361	1,142	582	241	15,879
CBL & Associates Properties Inc.	139,759	12,085	2,490	1,823	159,582
Cedar Realty Trust Inc.	N/A1	1,296	220	167	18,337
Chesapeake Lodging Trust	29,717	2,422	425	395	33,611

REIT Index Fund

Cogdell Spencer Inc.	11,770	623	12,394	—	—
Colonial Properties Trust	100,689	8,781	1,562	850	112,864
Coresite Realty Corp.	22,717	2,001	320	210	30,049
Corporate Office Properties Trust	99,468	7,975	1,601	1,164	103,030
Cousins Properties Inc.	39,291	3,228	642	241	44,589
CubeSmart	73,791	8,104	1,174	556	88,879
DCT Industrial Trust Inc.	77,573	6,621	1,330	1,029	88,762
DiamondRock Hospitality Co.	100,713	8,082	1,580	789	108,212
Digital Realty Trust Inc.	401,986	57,845	6,647	4,487	478,960
Douglas Emmett Inc.	144,724	12,618	2,406	1,071	171,501
Duke Realty Corp.	193,225	16,821	3,459	2,482	227,800
DuPont Fabros Technology Inc.	90,899	7,240	1,276	449	103,458
EastGroup Properties Inc.	73,381	6,296	1,267	827	82,785
Education Realty Trust Inc.	55,041	5,582	820	389	63,004
Entertainment Properties Trust	118,450	10,006	1,915	2,060	136,279
Equity Lifestyle Properties Inc.	154,795	12,470	2,287	997	164,744
Equity Residential	1,007,899	84,672	17,774	5,894	1,107,602
Essex Property Trust Inc.	277,977	25,592	4,307	2,207	327,608
Excel Trust Inc.	21,309	1,637	766	275	20,957
Extra Space Storage Inc.	134,550	24,253	2,282	1,050	178,808
Federal Realty Investment Trust	338,666	32,014	5,533	2,572	388,430
FelCor Lodging Trust Inc.	25,751	2,073	334	—	30,353
First Industrial Realty Trust Inc.	53,925	4,649	964	—	61,716
First Potomac Realty Trust	42,540	3,107	508	572	38,023
Franklin Street Properties Corp.	42,644	4,288	626	855	45,681
Glimcher Realty Trust	59,069	22,656	1,117	773	81,987
HCP Inc.	976,956	77,508	15,468	11,653	1,027,253
Health Care REIT Inc.	619,795	115,494	10,017	8,039	724,076
Healthcare Realty Trust Inc.	93,613	7,762	1,610	1,351	101,612
Hersha Hospitality Trust Class A	47,394	3,832	737	539	53,447
Highwoods Properties Inc.	136,758	11,248	2,043	1,783	153,193
Home Properties Inc.	162,439	14,898	2,464	1,824	179,081
Host Hotels & Resorts Inc.	661,904	54,537	11,768	2,491	714,199
Inland Real Estate Corp.	43,369	3,548	636	750	46,486
Investors Real Estate Trust	34,434	3,125	482	626	36,014
Kilroy Realty Corp.	138,935	35,129	2,862	1,380	193,414
Kimco Realty Corp.	424,002	36,269	8,024	4,569	480,039
Kite Realty Group Trust	17,237	1,410	246	216	18,753
LaSalle Hotel Properties	131,385	11,071	4,357	544	149,758
Lexington Realty Trust	69,756	5,816	2,838	1,021	75,126
Liberty Property Trust	219,807	19,279	3,573	3,250	257,056

REIT Index Fund

LTC Properties Inc.	55,337	4,478	898	779	61,368
Macerich Co.	408,910	35,421	7,539	4,214	493,704
Mack-Cali Realty Corp.	142,918	11,609	2,269	2,317	152,104
Medical Properties Trust Inc.	68,359	16,693	1,227	1,538	74,842
Mid-America Apartment Communities Inc.	135,528	13,733	2,109	1,497	156,478
National Health Investors Inc.	N/A1	5,408	1,094	901	70,889
National Retail Properties Inc.	159,430	13,134	2,796	2,408	172,058
Omega Healthcare Investors Inc.	122,651	10,242	2,049	2,621	134,237
Parkway Properties Inc.	12,200	950	194	97	13,213
Pebblebrook Hotel Trust	64,445	5,427	1,126	359	74,488
Pennsylvania REIT	37,104	3,521	721	462	45,287
Piedmont Office Realty Trust Inc. Class A	182,718	14,403	3,058	2,005	186,330
Post Properties Inc.	128,765	14,356	2,002	671	153,546
Prologis Inc.	830,882	74,924	17,851	7,466	996,468
Public Storage	N/A1	94,242	17,839	9,340	1,265,922
Ramco-Gershenson Properties Trust	25,476	2,292	352	374	28,505
Realty Income Corp.	276,781	23,869	5,207	3,450	318,479
Regency Centers Corp.	212,068	18,361	3,917	2,402	245,686
Retail Opportunity Investments Corp.	32,989	2,598	454	340	35,962
RLJ Lodging Trust	97,453	8,198	1,716	928	109,192
Sabra Health Care REIT Inc.	29,943	2,584	445	712	37,509
Simon Property Group Inc.	2,276,966	198,183	41,303	16,111	2,778,176
SL Green Realty Corp.	358,736	33,363	5,911	1,266	431,629
Sovran Self Storage Inc.	73,570	6,689	1,180	752	89,214
Summit Hotel Properties Inc.	14,567	1,035	189	178	13,851
Sun Communities Inc.	56,230	4,869	1,023	929	65,301
Sunstone Hotel Investors Inc.	62,766	5,398	976	—	73,565
Tanger Factory Outlet Centers	144,685	13,085	2,205	1,101	165,019
Taubman Centers Inc.	221,511	19,526	4,038	1,569	271,668
UDR Inc.	325,415	26,971	5,883	2,877	350,509
Universal Health Realty Income Trust	27,415	2,173	369	430	29,571
Ventas Inc.	958,394	77,807	16,935	10,370	1,028,717
Vornado Realty Trust	766,367	65,688	14,131	56	866,237
Washington REIT	112,317	9,108	1,753	1,678	118,654
Weingarten Realty Investors	159,043	13,785	2,934	1,937	185,302
Winthrop Realty Trust	20,230	1,531	239	284	19,272
	19,388,495			182,102	23,489,415
1 Not applicable — At January 31, 2012, the issuer was not an affiliated company of the fund.

REIT Index Fund

E. At April 30, 2012, the cost of investment securities for tax purposes was $20,816,616,000. Net unrealized appreciation of investment securities for tax purposes was $4,452,664,000, consisting of unrealized gains of $5,078,222,000 on securities that had risen in value since their purchase and $625,558,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Growth Fund

Schedule of Investments
As of April 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (96.7%)
Consumer Discretionary (14.5%)
Target Corp.	5,677,959	328,981
Lowe's Cos. Inc.	6,924,651	217,919
NIKE Inc. Class B	1,774,016	198,459
Mattel Inc.	5,396,235	181,313
McDonald's Corp.	1,842,594	179,561
Walt Disney Co.	3,979,153	171,541
Comcast Corp. Class A	4,299,400	130,401
Omnicom Group Inc.	1,806,500	92,692
		1,500,867
Consumer Staples (12.3%)
PepsiCo Inc.	4,988,445	329,237
Procter & Gamble Co.	3,295,890	209,750
CVS Caremark Corp.	4,355,391	194,338
Colgate-Palmolive Co.	1,850,681	183,106
Wal-Mart Stores Inc.	2,466,853	145,322
Coca-Cola Co.	1,810,388	138,169
Sysco Corp.	2,390,367	69,082
		1,269,004
Energy (11.7%)
Occidental Petroleum Corp.	3,580,117	326,578
Exxon Mobil Corp.	3,112,696	268,750
BG Group plc	9,390,359	221,568
Enbridge Inc.	5,122,492	214,581
Chevron Corp.	1,695,575	180,681
		1,212,158
Financials (8.6%)
PNC Financial Services Group Inc.	3,564,808	236,418
Wells Fargo & Co.	6,495,880	217,157
ACE Ltd.	2,715,676	206,310
Marsh & McLennan Cos. Inc.	3,474,411	116,219
Chubb Corp.	1,576,510	115,196
		891,300
Health Care (14.9%)
Johnson & Johnson	5,021,264	326,834
Medtronic Inc.	6,456,842	246,651
Roche Holding AG	1,297,707	237,170
Cardinal Health Inc.	5,464,313	230,977
Pfizer Inc.	9,829,527	225,391
Amgen Inc.	2,448,882	174,140
UnitedHealth Group Inc.	1,813,575	101,832
		1,542,995
Industrials (14.9%)
United Parcel Service Inc. Class B	3,507,941	274,111
General Dynamics Corp.	3,746,643	252,898
Honeywell International Inc.	2,834,653	171,950
Lockheed Martin Corp.	1,890,872	171,200
CH Robinson Worldwide Inc.	2,614,550	156,193

Northrop Grumman Corp.			2,349,018	148,646
Waste Management Inc.			4,126,122	141,113
United Technologies Corp.			1,381,904	112,819
Emerson Electric Co.			2,127,298	111,768
				1,540,698
Information Technology (14.6%)
Microsoft Corp.			9,982,884	319,652
Automatic Data Processing Inc.			5,456,525	303,492
International Business Machines Corp.			1,246,739	258,174
Western Union Co.			12,560,872	230,869
Oracle Corp.			7,663,041	225,217
Accenture plc Class A			2,599,944	168,866
				1,506,270
Materials (3.7%)
Ecolab Inc.			3,225,589	205,438
Praxair Inc.			1,507,695	174,440
				379,878
Utilities (1.5%)
Dominion Resources Inc.			3,052,599	159,315

Total Common Stocks (Cost $8,425,768)				10,002,485
Temporary Cash Investments (3.5%)
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreements (3.5%)
Morgan Stanley & Co., Inc.
(Dated 4/30/12, Repurchase Value
$170,101,000, collateralized by Federal
National Mortgage Assn. 3.500%-6.500%,
10/01/26-2/01/42)	0.210%	5/1/12	170,100	170,100
RBS Securities, Inc.
(Dated 4/30/12, Repurchase Value
$193,801,000, collateralized by Federal
Home Loan Bank 0.500%-1.625%, 9/26/12-
8/28/13, Federal National Mortgage Assn.
0.750%-4.625%,10/15/14-12/19/14, and
Federal Home Loan Mortgage Corp.
3.750%, 3/27/19)	0.180%	5/1/12	193,800	193,800
				363,900
Total Temporary Cash Investments (Cost $363,900)				363,900
Total Investments (100.2%) (Cost $8,789,668)				10,366,385
Other Assets and Liabilities-Net (-0.2%)				(20,598)
Net Assets (100%)				10,345,787

Dividend Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments)

The following table summarizes the market value of the fund's investments as of April 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,543,748	458,737	—
Temporary Cash Investments	—	363,900	—
Total	9,543,748	822,637	—

D. At April 30, 2012, the cost of investment securities for tax purposes was $8,789,668,000. Net unrealized appreciation of investment securities for tax purposes was $1,576,717,000, consisting of unrealized gains of $1,592,139,000 on securities that had risen in value since their purchase and $15,422,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of April 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (15.3%)
McDonald's Corp.	5,167,623	503,585
Target Corp.	4,939,830	286,214
NIKE Inc. Class B	2,553,767	285,690
Lowe's Cos. Inc.	8,694,995	273,632
TJX Cos. Inc.	5,265,457	219,622
VF Corp.	762,606	115,954
McGraw-Hill Cos. Inc.	2,049,318	100,765
Ross Stores Inc.	1,513,236	93,200
Genuine Parts Co.	1,067,342	69,142
Family Dollar Stores Inc.	877,353	59,265
Polaris Industries Inc.	453,776	36,048
John Wiley & Sons Inc. Class A	351,592	15,888
Matthews International Corp. Class A	201,790	6,054
		2,065,059
Consumer Staples (23.4%)
Coca-Cola Co.	7,612,335	580,973
PepsiCo Inc.	7,892,223	520,887
Procter & Gamble Co.	8,025,813	510,763
Wal-Mart Stores Inc.	8,564,689	504,546
Colgate-Palmolive Co.	3,644,098	360,547
Walgreen Co.	6,141,981	215,338
Archer-Daniels-Midland Co.	4,602,907	141,908
JM Smucker Co.	787,329	62,695
Hormel Foods Corp.	1,892,533	54,997
Brown-Forman Corp. Class B	602,904	52,061
Church & Dwight Co. Inc.	1,020,594	51,846
McCormick & Co. Inc.	850,801	47,568
Nu Skin Enterprises Inc. Class A	447,973	23,877
Casey's General Stores Inc.	265,494	14,960
Lancaster Colony Corp.	194,531	12,685
Sanderson Farms Inc.	156,190	8,061
Tootsie Roll Industries Inc.	266,696	6,350
		3,170,062
Energy (10.2%)
Chevron Corp.	4,874,995	519,479
Exxon Mobil Corp.	5,963,993	514,931
EOG Resources Inc.	1,806,175	198,336
Murphy Oil Corp.	1,273,890	70,026
Helmerich & Payne Inc.	745,349	38,304
Energen Corp.	489,221	25,625
^ CARBO Ceramics Inc.	161,181	13,554
		1,380,255
Financials (6.3%)
Franklin Resources Inc.	1,486,961	186,628
Chubb Corp.	1,952,061	142,637
Aflac Inc.	3,026,144	136,298
T. Rowe Price Group Inc.	1,721,519	108,654
WR Berkley Corp.	965,430	36,358

Erie Indemnity Co. Class A	358,175	27,544
Brown & Brown Inc.	1,009,202	27,218
Commerce Bancshares Inc.	600,877	24,095
SEI Investments Co.	1,189,420	24,014
HCC Insurance Holdings Inc.	741,435	23,696
Eaton Vance Corp.	745,319	19,602
Delphi Financial Group Inc.	393,669	17,880
Prosperity Bancshares Inc.	321,275	14,988
UMB Financial Corp.	267,295	12,844
StanCorp Financial Group Inc.	300,161	11,520
RLI Corp.	149,493	10,297
Westamerica Bancorporation	200,025	9,175
Bank of the Ozarks Inc.	247,919	7,661
Bancfirst Corp.	101,257	4,222
1st Source Corp.	174,290	3,955
Republic Bancorp Inc. Class A	125,488	2,953
First Financial Corp.	92,263	2,768
Southside Bancshares Inc.	127,124	2,593
		857,600
Health Care (5.3%)
Medtronic Inc.	7,352,180	280,853
Stryker Corp.	2,594,305	141,571
Becton Dickinson and Co.	1,481,117	116,194
Cardinal Health Inc.	2,405,545	101,682
CR Bard Inc.	586,626	58,053
Owens & Minor Inc.	430,470	12,587
West Pharmaceutical Services Inc.	231,681	10,402
		721,342
Industrials (22.4%)
United Technologies Corp.	6,205,170	506,590
3M Co.	4,818,422	430,574
Caterpillar Inc.	3,966,241	407,611
Emerson Electric Co.	4,959,851	260,591
Illinois Tool Works Inc.	3,153,021	180,920
Norfolk Southern Corp.	2,322,009	169,344
General Dynamics Corp.	2,374,080	160,250
WW Grainger Inc.	463,884	96,404
Fastenal Co.	2,012,143	94,209
Parker Hannifin Corp.	1,015,380	89,039
Stanley Black & Decker Inc.	1,161,233	84,956
Dover Corp.	1,293,288	81,037
CH Robinson Worldwide Inc.	1,209,828	72,275
Roper Industries Inc.	641,012	65,319
Expeditors International of Washington Inc.	1,414,069	56,563
Donaldson Co. Inc.	1,026,417	35,576
Cintas Corp.	866,132	33,926
Pentair Inc.	638,964	27,693
Nordson Corp.	426,468	22,987
Carlisle Cos. Inc.	408,734	22,505
Graco Inc.	406,052	21,647
Valmont Industries Inc.	169,476	21,003
CLARCOR Inc.	347,996	16,711
AO Smith Corp.	275,184	13,099
Mine Safety Appliances Co.	253,045	10,744
Brady Corp. Class A	331,270	10,279
ABM Industries Inc.	365,570	8,510

Franklin Electric Co. Inc.	149,138	7,479
Raven Industries Inc.	123,968	7,464
Tennant Co.	137,688	6,100
NACCO Industries Inc. Class A	46,285	5,252
McGrath RentCorp	166,014	4,884
Gorman-Rupp Co.	132,145	3,806
		3,035,347
Information Technology (6.6%)
International Business Machines Corp.	2,745,943	568,630
Automatic Data Processing Inc.	3,353,620	186,528
Linear Technology Corp.	1,485,130	48,579
Harris Corp.	772,707	35,189
FactSet Research Systems Inc.	308,663	32,366
Jack Henry & Associates Inc.	618,875	21,017
Badger Meter Inc.	99,536	3,677
Cass Information Systems Inc.	73,593	3,014
		899,000
Materials (8.6%)
Monsanto Co.	3,381,533	257,605
Praxair Inc.	2,105,379	243,592
Ecolab Inc.	2,070,337	131,860
Air Products & Chemicals Inc.	1,436,152	122,777
PPG Industries Inc.	1,050,992	110,606
Sherwin-Williams Co.	701,645	84,394
Sigma-Aldrich Corp.	802,429	56,892
Albemarle Corp.	547,989	35,784
Valspar Corp.	625,518	31,995
Aptargroup Inc.	480,875	26,213
Royal Gold Inc.	390,579	24,200
Bemis Co. Inc.	743,115	24,070
HB Fuller Co.	302,166	9,941
Stepan Co.	71,397	6,487
		1,166,416
Telecommunication Services (0.1%)
Telephone & Data Systems Inc.	324,910	7,892
Atlantic Tele-Network Inc.	121,208	4,128
		12,020
Utilities (1.8%)
Northeast Utilities	2,362,194	86,858
National Fuel Gas Co.	658,714	31,170
MDU Resources Group Inc.	1,358,749	31,170
Questar Corp.	1,297,687	25,629
Aqua America Inc.	1,010,493	22,948
New Jersey Resources Corp.	306,827	13,267
South Jersey Industries Inc.	223,558	11,010
MGE Energy Inc.	176,317	8,065
American States Water Co.	132,529	4,830
SJW Corp.	138,069	3,328
		238,275
Total Common Stocks (Cost $11,821,824)		13,545,376

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
$4,395)	0.137	4,394,501	4,395

Total Investments (100.1%) (Cost $11,826,219)			13,549,771
Other Assets and Liabilities-Net (-0.1%)[2]			(7,230)
Net Assets (100%)			13,542,541

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,347,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $4,395,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At April 30, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At April 30, 2012, the cost of investment securities for tax purposes was $11,826,219,000. Net unrealized appreciation of investment securities for tax purposes was $1,723,552,000, consisting of unrealized gains of $1,797,514,000 on securities that had risen in value since their purchase and $73,962,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2012

VANGUARD SPECIALIZED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 15, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.